Loss Per Share (Details) - Schedule of Basic and Diluted Loss Per Ordinary Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (32,920,724)	$ (23,124,402)	$ (8,714,332)
Less: accretion to redemption value of redeemable non-controlling interests	3,920,454	2,600,738
foreign currency effect on redemption value of redeemable non-controlling interests	(605,597)	(840,076)
net loss attributable to non-controlling interests	(8,688,144)	(487,780)	(311,072)
Net loss attributable to ordinary shareholders	$ (27,547,437)	$ (24,397,284)	$ (8,403,260)
Denominator:
Weighted average number of shares outstanding – basic (in Shares)	25,622,195	24,820,313	23,638,751
Loss per share – basic (in Dollars per share)	$ (1.08)	$ (0.98)	$ (0.36)